UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2000_

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     __Brookhaven Capital Management
Address:  __3000 Sand Hill Road #3-105___
          __Menlo Park, CA 94025_________

Form 13F File Number:    28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     _Kathleen Orteig______________
Title:    _Operations Manager___________
Phone:    _650-854-5544_________________

Signature, Place and Date of Signing:

     ___Kathleen Orteig______      ___Menlo Park, CA___          ___
          [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

_X_ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number          Name
     29-________________      ________________________________________
     [Repeat as necessary.]

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      ___   0    ___

Form 13F Information Table Entry Total:      _     48

Form 13F Information Table Value Total:         224,953,238


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

     ____      28-___________           ___________________________

     [Repeat as necessary.]

NAME OF ISSUER           TITLE OF  CUSIP               VALUE      SHARES   INV.
OTHER        AUTH
                         CLASS                         X1000               DISC
MGR

[DATA]

CASH TECHNOLOGIES INC   OTC IS   8846627  100,000   10,500   Sole  0 10,500
ADAPTEC INC             OTC IS  00651F1083,066,825  79,400   Sole  0 79,400
AMERICA ONLINE INC-DEL  COMMON  02364J1042,360,313  35,000   Sole  0 35,000
APPLIED MAGNETICS CORP  OTC IS  38213104  33,750   500,000   Sole  0 500,000
ARIBA INC               OTC IS  04033V1041,048,125  5,000    Sole  0 5,000
ATMEL CORP              OTC IS  49513104  774,375   15,000   Sole  0 15,000
COMMERCE ONE INC DEL    OTC IS  200693109 746,250   5,000    Sole  0 5,000
COMPAQ COMPUTER CORP    COMMON  2044931002,160,000  80,000   Sole  0 80,000
E TRADE GROUP INC       OTC IS  2692461044,368,125 145,000   Sole  0 145,000
E PIPHANY INC           OTC IS  26881V1001,869,875  14,000   Sole  0 14,000
EXODUS COMMUNICATIONS   OTC IS  3020881093,273,650  23,300   Sole  0 23,300
INC
FOGDOG INC              OTC IS  344167101 242,550   44,100   Sole  0 44,100
GETTY IMAGES INC        OTC IS  3742761032,335,938  65,000   Sole  0 65,000
GO2NET INC              OTC IS  3834861071,007,031  12,500   Sole  0 12,500
REDHOOK ALE BREWERY INC OTC IS  757473103 645,796  344,424   Sole  0 344,424
INTRENET INC            OTC IS  4611901007,810,018 4,030,97  Sole  0 4,030,97
                                                     7              7
INTRENET PRIVATE        OTC IS  INTRENET 1,000,000 500,000   Sole  0 500,000
PLACEMENT
JDS UNIPHASE CORP       OTC IS  46612J1012,941,725  24,400   Sole  0 24,400
LANDAMERICA FINANCIAL   OTC IS  514936103 38,750    2,000    Sole  0 2,000
GROUP INC
LAM RESEARCH  CORP      OTC IS  5128071081,351,875  30,000   Sole  0 30,000
MAIL COM INC            OTC IS  56031110257,149,94 3,313,04  Sole  0 3,313,04
                                            0        0              0
MAXTOR CORP             OTC IS  57772920521,718,55 1,678,72  Sole  0 1,678,72
                                            7        9              9
NEW CENTURY FINANCIAL   OTC IS  64352D10138,859,10 3,930,35  Sole  0 3,930,35
CORP                                        3        0              0
NTN COMMUNICATIONS INC  COMMON  62941030919,006,96 4,751,74  Sole  0 4,751,74
NEW                                         8        2              2
PYRAMID BREWERIES INC   OTC IS  747135101 970,518  485,259   Sole  0 485,259
PARAMETRIC TECHNOLOGY   OTC IS  6991731001,053,125  50,000   Sole  0 50,000
CORP.
PROJECT SOFTWARE &      OTC IS  74339P1011,130,000  20,000   Sole  0 20,000
DEVELOPMENT
PEOPLESOFT INC          OTC IS  712713106 400,000   20,000   Sole  0 20,000
READ RITE CORP          OTC IS  75524610512,404,41 2,646,27  Sole  0 2,646,27
                                            0        4              4
ROUGE INDUSTRIES INC CL COMMON  7790881037,229,075 1,147,10  Sole  0 1,147,10
A (DEL)                                              0              0
RENT WAY INC            COMMON  76009U1049,071,400 465,200   Sole  0 465,200
SOUTHERN PACIFIC        COMMON  943578204  1,743   17,431,1  Sole  0 17,431,1
FUNDING                                              68             68
SCHWAB CHARLES CORP NEW COMMON  8085131051,420,313  25,000   Sole  0 25,000
SCI SYSTEMS INC         COMMON  783890106 940,625   17,500   Sole  0 17,500
SOUTHERN PACIFIC        COMMON  843576109 672,370  4,482,46  Sole  0 4,482,46
FUNDING CORP                                         8              8
SOUTHERN PACIFIC        COMMON  843576109 30,570   203,800   Sole  0 203,800
FUNDING CORP
WEBVAN GROUP INC        OTC IS  94845V103 904,050  117,600   Sole  0 117,600
YAHOO INC               OTC IS  9843321064,284,375  25,000   Sole  0 25,000
CALL AMER ONLINE  APR   CALL    18799W0DL2,975,000  3,500    Sole  0 3,500
60 ****
CALL AMER ONLINE  APR   CALL    18799W0DM 268,750    500     Sole  0 500
065 ****
CALL ADAPTEC INC APR 35 CALL    00651F0DG 102,500    200     Sole  0 200
CALL MAXTOR CORP  APR   CALL    5777290DA6,324,000  8,160    Sole  0 8,160
005 ****
CALL MAXTOR CORP  APR   CALL    5777290DB 20,563      70     Sole  0 70
010 ****
CALL MAXTOR CORP  APR   CALL    5777290DV 143,750   1,000    Sole  0 1,000
12.5****
CALL READ RITE MAY 5    CALL    7552460EA 159,375   2,550    Sole  0 2,550
CALL MAIL COM APR 15    CALL    5603110DC 225,000    750     Sole  0 750
CALL MAIL COM APR 17.50 CALL    5603110DW 210,938   1,250    Sole  0 1,250
CALL MAIL COM MAY 15    CALL    5603110EC 101,250    270     Sole  0 270

TOTALS                                       224,953,238



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